Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Unlimited HFEQ Equity Long/Short ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFEQ Equity Long/Short ETF
Class Name	Unlimited HFEQ Equity Long/Short ETF
Trading Symbol	HFEQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFEQ Equity Long/Short ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://unlimitedetfs.com/hfeq. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFEQ Equity Long/Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	https://unlimitedetfs.com/hfeq
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFEQ Equity Long/Short ETF	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the Reporting Period?

The Fund returned 27.72% during the fiscal year ended August 31, 2026, while the S&P 500 Total Return Index returned 20.38% during the same period. During the period, the Fund's largest positions were primarily in ex-U.S. equity markets which rallied partially amid strong corporate earnings, attractive valuations relative to U.S. equities, and strong demand for Asian technology.

What Factors Influenced Performance?

The Fund held positions that track the risk/return profile of the long/short equity hedge fund sub-strategy. The Fund held a diverse set of global equity positions in line with this objective, including ex-U.S. equities, factor ETFs, and sector ETFs. Global equities, factor ETFs, and certain sector ETFs performed well during the period, contributing to the Fund’s strong performance relative to its benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Since Inception (7/14/2025)
Unlimited HFEQ Equity Long/Short ETF	27.72%	28.49%
S&P 500® Total Return Index	20.38%	21.16%

Performance Inception Date	Jul. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Jan. 02, 2026
Updated Performance Information Location [Text Block]	Visit https://unlimitedetfs.com/hfeq for more recent performance information.
Net Assets	$ 18,891,000
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 177,892
Investment Company, Portfolio Turnover	411.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$18,891
Number of Holdings	21
Total Advisory Fee Paid	$177,892
Portfolio Turnover Rate	411%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Investments	Notional Exposure % of notional value
Vanguard Morningstar Value ETF	11.4%
E-Mini Nasdaq 100 Index	10.0%
Vanguard Morningstar Mid-Cap ETF	7.6%
MSCI Emerging Markets Index	7.2%
State Street Materials Select Sector SPDR ETF	7.0%
MSCI EAFE Index	6.8%
Euro STOXX 50 Index	6.7%
State Street Industrial Select Sector SPDR ETF	6.1%
E-Mini S&P 500 Index	5.4%
E-Mini Russell 2000 Index	4.2%

Material Fund Change [Text Block]	How has the Fund changed? Effective January 2, 2026, the Fund changed the stock market exchange upon which the Fund’s shares are listed from the NYSE Arca, Inc. to the New York Stock Exchange LLC.
Unlimited HFGM Global Macro ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFGM Global Macro ETF
Class Name	Unlimited HFGM Global Macro ETF
Trading Symbol	HFGM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFGM Global Macro ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://unlimitedetfs.com/hfgm. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFGM Global Macro ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	https://unlimitedetfs.com/hfgm
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFGM Global Macro ETF	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the Reporting Period?

The Fund returned 17.54% during the fiscal year ended August 31, 2026, while the Bloomberg U.S. Aggregate Bond Index returned 1.89% during the same period. During the period, the Fund’s largest exposures were long positions in global equities, precious metals, and global commodities, with strong corporate earnings supporting the equity rally and rising inflation expectations supporting the precious metals and commodity rallies.

What Factors Influenced Performance?

The Fund held positions that track the risk/return profile of the global macro hedge fund sub-strategy. The Fund held a diverse set of global asset positions in line with this objective during the period, including ex-U.S. stocks, a range of credit assets, and global commodities. Most of these assets rallied during the period, contributing to the Fund’s outperformance relative to its benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Since Inception (4/14/2025)
Unlimited HFGM Global Macro ETF	17.54%	27.51%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.74%

Performance Inception Date	Apr. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://unlimitedetfs.com/hfgm for more recent performance information.
Net Assets	$ 150,603,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 1,017,495
Investment Company, Portfolio Turnover	337.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$150,603
Number of Holdings	34
Total Advisory Fee Paid	$1,017,495
Portfolio Turnover Rate	337%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Investments	Notional Exposure % of notional value
iBoxx iShares $ High Yield Corporate Bond Index	10.0%
Australian Dollar/U.S. Dollar Cross Currency Rate	6.1%
MSCI Emerging Markets Index	4.2%
WTI Crude Oil	3.7%
Nikkei 225 Index	3.7%
E-Mini Russell 2000 Index	3.2%
Canadian Dollar/U.S. Dollar Cross Currency Rate	-4.1%
U.S. Treasury 5 Year Note	-7.2%
Japanese Yen/U.S. Dollar Cross Currency Rate	-10.0%
U.S. Treasury Long Bond	-12.8%

Unlimited HFMF Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFMF Managed Futures ETF
Class Name	Unlimited HFMF Managed Futures ETF
Trading Symbol	HFMF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFMF Managed Futures ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://unlimitedetfs.com/hfmf. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFMF Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	https://unlimitedetfs.com/hfmf
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFMF Managed Futures ETF	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the Reporting Period?

The Fund returned 6.74% during the fiscal year ended August 31, 2026, while the Bloomberg U.S. Aggregate Bond Index returned 1.89% during the same period. During the period, the Fund’s largest exposures were to U.S. equities and global commodities; strong corporate earnings supported equities, while rising oil prices supported commodity exposures.

What Factors Influenced Performance?

The Fund held positions that track the risk/return profile of the managed futures hedge fund sub-strategy. The Fund held a diverse set of positions in line with this objective, including U.S. equities, commodities, currencies, and government bonds. Strong equity and commodity performance were among the drivers of the Fund’s strong returns relative to its benchmark. Global currency exposure detracted from performance slightly.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Since Inception (7/14/2025)
Unlimited HFMF Managed Futures ETF	6.74%	9.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.27%

Performance Inception Date	Jul. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Jan. 02, 2026
Updated Performance Information Location [Text Block]	Visit https://unlimitedetfs.com/hfmf for more recent performance information.
Net Assets	$ 25,838,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 151,452
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$25,838
Number of Holdings	16
Total Advisory Fee Paid	$151,452
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Investments	Notional Exposure % of notional value
WTI Crude Oil	6.9%
Nikkei 225 Index	5.1%
Australian Dollar/U.S. Dollar Cross Currency Rate	3.2%
Soybean	2.7%
Cboe Volatility Index	1.4%
Gold	1.3%
Canadian Dollar/U.S. Dollar Cross Currency Rate	-1.2%
Euro/U.S. Dollar Cross Currency Rate	-1.4%
Japanese Yen/U.S. Dollar Cross Currency Rate	-17.2%
U.S. Treasury Long Bond	-26.0%

Material Fund Change [Text Block]	How has the Fund changed? Effective January 2, 2026, the Fund changed the stock market exchange upon which the Fund’s shares are listed from the NYSE Arca, Inc. to the New York Stock Exchange LLC.
Unlimited HFND Multi-Strategy Return Tracker ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Class Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Trading Symbol	HFND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://unlimitedetfs.com/hfnd. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFND Multi-Strategy Return Tracker ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	https://unlimitedetfs.com/hfnd
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFND Multi-Strategy Return Tracker ETF	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How Did the Fund Perform During the Reporting Period?

The Fund returned 11.99% during the fiscal year ended August 31, 2026, while the Bloomberg U.S. Aggregate Bond Index returned 1.89% during the same period. During the period, the Fund’s largest exposures were to global equities and a range of credit assets, which rallied amid strong corporate earnings.

What Factors Influenced Performance?

The Fund held positions that track the risk/return profile of the hedge fund industry. The Fund held a diverse set of global asset positions in line with this objective during the period, including ex-U.S. stocks, a range of credit assets, and global commodities. Most of these assets rallied during the period, contributing to the Fund’s outperformance relative to its benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026	One Year	Since Inception (10/10/2022)
Unlimited HFND Multi-Strategy Return Tracker ETF	11.99%	8.07%
Bloomberg U.S. Aggregate Bond Index	1.89%	4.06%

Performance Inception Date	Oct. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Oct. 09, 2025
Updated Performance Information Location [Text Block]	Visit https://unlimitedetfs.com/hfnd for more recent performance information.
Net Assets	$ 38,540,000
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 312,531
Investment Company, Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$38,540
Number of Holdings	42
Total Advisory Fee Paid	$312,531
Portfolio Turnover Rate	287%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Investments	Notional Exposure % of notional value
iBoxx iShares $ High Yield Corporate Bond Index	23.5%
MSCI Emerging Markets Index	9.6%
Vanguard Morningstar Value ETF	5.4%
iShares J.P. Morgan EM High Yield Bond ETF	4.7%
Cboe Volatility Index	4.1%
E-Mini S&P 500 Index	3.9%
iShares Agency Bond ETF	3.8%
Vanguard Morningstar Growth ETF	3.5%
Vanguard Morningstar Mid-Cap ETF	3.4%
U.S. Treasury 5 Year Note	-21.6%

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 9, 2025, the Fund is classified as diversified. The Fund commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of October 9, 2025 is classified as diversified.